Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Lease Assets and Liabilities

The components of right-of-use assets, short-term lease liabilities and long-term lease liabilities as of December 31, 2023, is as follows:

	Operating	Finance
	Leases	Leases
Right-of-use assets	$1,179	$233	(1)
Short-term lease liabilities	$275	$76
Long-term lease liabilities	$1,156	$88

(1)Net of accumulated depreciation, included in fixed assets

Schedule of Lease Cost

The components of lease expense for the year ended December 31, 2023 and 2022, were as follows:

	December 31,
	2023	2022
Operating lease expense	$473	$443
Finance lease expense:
Amortization of ROU assets	13	16
Interest on lease liabilities	4	4
Total finance lease expense	16	20
Total lease expense	$489	$463

Schedule of Operating Lease Maturity

Maturities of lease liabilities under noncancellable leases as of December 31, 2023, are as follows:

	Operating	Finance
	Leases	Leases
2024	$380	$87
2025	205	77
2026	213	9
2027	219	7
2028	226	—
Thereafter	657	—
Total undiscounted lease payments	1,900	180
Less imputed interest	(470)	(16)
Total lease liabilities	$1,431	$164

Schedule of Finance Lease Maturity

Maturities of lease liabilities under noncancellable leases as of December 31, 2023, are as follows:

	Operating	Finance
	Leases	Leases
2024	$380	$87
2025	205	77
2026	213	9
2027	219	7
2028	226	—
Thereafter	657	—
Total undiscounted lease payments	1,900	180
Less imputed interest	(470)	(16)
Total lease liabilities	$1,431	$164